Business Segment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Segment [Abstract]
Schedule of Operations by Business Segment	Summarized below is information about the Company’s operations for the three and six months ended June 30, 2023 and 2022 by business segment:
	Three Months Ended June 30,				Six Months Ended June 30,
	Revenue		Earnings		Revenue		Earnings
	2023	2022	2023	2022	2023	2022	2023	2022
FOXO Labs	$7	$32	$(314)	$(948)	$14	$64	$(604)	$(1,452)
FOXO Life	5	7	(243)	(1,109)	11	15	(890)	(1,912)
	12	39	(557)	(2,057)	25	79	(1,494)	(3,364)
Impairment (a)			(2,633)	-			(2,633)	-
Stock issuances (b)			(3,521)	-			(3,521)	-
Corporate and other (c)			(4,090)	(20,978)			(10,567)	(31,716)
Interest expense			(492)	(504)			(717)	(826)
Total	$12	$39	$(11,293)	$(23,539)	$25	$79	$(18,932)	$(35,906)
(a)	See Note 4 for additional information on the digital insurance platform, underwriting API, and longevity API impairment.
(b)	Stock issuances includes the 2022 Bridge Debenture Release and the PIK Note Amendment. See Notes 5 and 7 for additional information.
(c)	Corporate and other includes stock-based compensation, including the Consulting Agreement, expense of $1,268 and depreciation and amortization expense of $247 for the three months ended June 30, 2023 with corresponding amounts of $3,894 and $1,176 for the six months ended June 30, 2023. For the three months ended June 30, 2022 corporate and other included stock-based compensation, depreciation, and changes in fair value of the convertible debentures of $1,459, $55, and $17,051 respectively. The corresponding amounts for the six months ended June 30, 2022 are $1,690, $86, and $24,483, respectively with stock-based compensation. Both the three and six months ended June 30, 2022 included $1,229 of stock-based compensation related to the Consulting Agreement. See Notes 4, 6, and 9 for additional information.
Summarized below is information about the Company’s operations for the years ended December 31, 2022 and 2021 by business segment:
	Revenue		Earnings
	2022	2021	2022	2021
FOXO Labs	$483	$85	$(2,769)	$(4,790)
FOXO Life	28	35	(3,735)	(2,381)
	511	120	(6,504)	(7,171)
Corporate and other (a)			(87,311)	(30,199)
Interest expense			(1,440)	(1,118)
Total	$511	$120	$(95,255)	$(38,488)
(a)	Corporate and other includes stock-based compensation, including the consulting agreement, Cantor Commitment Fee and vendor shares, expense of $17,708, depreciation and amortization expense of $1,487, change in fair value of convertible debentures and warrant liability expense of $26,104, $1,307 for impairment charge and $27,544 of other non-operating expenses for the year ended December 31, 2022. Additionally, the year ended December 31, 2022 included. For the year ended December 31, 2021 corporate and other included stock-based compensation, depreciation, changes in fair value of the convertible debentures and investment impairment of $131, $98, $21,703, and $400 respectively. See Notes 5, 6, 7, 9 and 11 for additional information.